Investments in equity-accounted Investees (Details 3) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in equity-accounted Investees [Line Items]
The Company's share of profits (losses) of joint ventures	$ 3,722	$ (12,693)	$ 82,134
Joint ventures [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
The Company's share of other comprehensive loss of joint ventures	0	0	(314,710)
The Company's share of total comprehensive income (loss) of joint ventures	$ 3,722	$ (12,693)	$ (232,576)